Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants are remeasured utilizing key assumptions	The Binomial Option Pricing Model with the following key assumptions is used for estimating the fair value of ECARX Private Warrants.

	As of December 31,
	2024	2025
Risk-free rate of return (%)	4.27%	3.47%
Volatility	50.20%	71.00%
Expected dividend yield	0.0%	0.0%
Expected term	3.0 years	2.0 years
Fair value of the underlying ordinary shares	US$2.11	US$1.72

Schedule of movement of ECARX warrants
The table below reflects the movement of ECARX Warrants for the years ended December 31, 2024 and 2025:

	2024		2025
	ECARX Public Warrants	ECARX Private Warrants	ECARX Public Warrants	ECARX Private Warrants
	US$	US$	US$	US$
January 1,	450	274	750	451
Loss (gain) due to change in fair value	300	177	(74)	(2)
December 31,	750	451	676	449